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1-32403

05000674

CERTNYS

NYSE

RECEIVED
JAN 14 2005
1085

January 14, 2005

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 -- STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, IVANHOE MINES LTD., Common Shares without par value and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on January 14, 2005. Tentative listing date – January 18, 2005.

Sincerely,

PROCESSED
JAN 18 2005
THOMSON
FINANCIAL

1158041